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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

Pacific Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

State Street Bank and Trust Company

04039033

3. Class of New Derivative Securities Product:

ETF

4. Name of Underlying Instrument:

streetTRACKS Dow Jones EURO STOXX 50 Fund; streetTRACKS Dow Jones Global Titans Index Fund; streetTRACKS Dow Jones Large Cap Growth Index Fund; streetTRACKS Dow Jones Large Cap Value Index Fund; streetTRACKS Dow Jones STOXX 50 Fund; streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund; streetTRACKS Dow Jones U.S. Small Cap Value Index Fund; streetTRACKS FORTUNE 500 Index Fund; streetTRACKS Morgan Stanley High-Tech 35 Index Fund; streetTRACKS Wilshire REIT Index Fund

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Not applicable.

6. Ticker Symbol(s) of New Derivative Securities Product:

FEZ; DGT; ELG; ELV; FEU; DSG; DSV; FFF; MTK; RWR

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE; AMEX; AMEX; AMEX; NYSE; AMEX; AMEX; AMEX; AMEX; AMEX

PROCESSED
JUL 29 2004
THOMSON FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Alden Adkins

Title:

S.V.P. Regulation

Telephone Number:

(415) 393-4037

Manual Signature of Official Responsible for Form:

Alden Adkins

Date:

07/26/04

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	July 27, 2004

PACIFIC
EXCHANGE
STOCK & OPTIONS

VIA FEDERAL EXPRESS

July 26, 2004

Ms. Gayle Fortson
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

Re: **Form 19b-4(e)**

Dear Ms. Fortson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find one original and nine copies of Form 19b-4(e) with respect to exchange-traded funds, fixed-income exchange-traded funds, index linked exchangeable notes, and HOLDRS.

If you have any questions or concerns, please do not hesitate to call me at (415) 393-4107.

Sincerely,

Tania J.C. Blanford
Staff Attorney
Regulatory Policy

Enclosures

cc: Janet Angstadt (ARCA)
Office of the Corporate Secretary (PCX, PCXE)

115 SANSOME STREET, SAN FRANCISCO, CALIFORNIA 94104 415 393-4000